Accrued Expenses and Other Payables - Schedule of Accrued Expenses (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses [Abstract]
Accrued payroll and related expenses	$ 213,860	$ 135,599
Other payables	133,738	55,046
Total accrued expenses and other payables	$ 347,598	$ 190,645